UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (97.56%)
CONSUMER DISCRETIONARY – (17.26%)
Consumer Durables & Apparel – (1.28%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	615,597	$49,599,964
Hunter Douglas N.V. (Netherlands)	275,919	11,333,252
		60,933,216
Consumer Services – (2.30%)
Las Vegas Sands Corp.	1,981,204	109,045,468
Media – (3.93%)
Liberty Global PLC, Series C *	3,746,415	186,608,931
Retailing – (9.75%)
Amazon.com, Inc. *	681,497	253,585,034
CarMax, Inc. *	1,480,008	102,135,352
Liberty Interactive Corp., Series A *	767,046	22,390,073
Liberty TripAdvisor Holdings Inc., Series A *	217,489	6,913,975
Liberty Ventures, Series A *	386,174	16,223,170
Priceline Group Inc. *	52,893	61,575,386
		462,822,990
	Total Consumer Discretionary	819,410,605
CONSUMER STAPLES – (5.41%)
Food & Staples Retailing – (2.28%)
Costco Wholesale Corp.	715,530	108,399,218
Food, Beverage & Tobacco – (3.13%)
Diageo PLC (United Kingdom)	3,126,581	86,243,058
Heineken Holding N.V. (Netherlands)	902,070	62,173,862
		148,416,920
	Total Consumer Staples	256,816,138
ENERGY – (5.82%)
Encana Corp. (Canada)	9,516,111	106,104,638
EOG Resources, Inc.	758,894	69,582,991
Halliburton Co.	1,290,254	56,616,345
Ultra Petroleum Corp. *	2,812,610	43,961,094
	Total Energy	276,265,068
FINANCIALS – (33.89%)
Banks – (10.78%)
Citizens Financial Group Inc.	1,958,428	47,256,868
JPMorgan Chase & Co.	2,663,346	161,345,501
Wells Fargo & Co.	5,576,706	303,372,806
		511,975,175
Diversified Financials – (19.76%)
Capital Markets – (8.85%)
Bank of New York Mellon Corp.	5,277,532	212,367,888
Brookfield Asset Management Inc., Class A (Canada)	939,170	50,348,904
Charles Schwab Corp.	1,920,999	58,475,209
Julius Baer Group Ltd. (Switzerland)	1,979,410	99,316,764
		420,508,765
Consumer Finance – (5.50%)
American Express Co.	3,343,984	261,232,030
Diversified Financial Services – (5.41%)
Berkshire Hathaway Inc., Class A *	686	149,205,000
Moody's Corp.	354,703	36,818,172

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Visa Inc., Class A	1,080,913	$70,702,519
		256,725,691
		938,466,486
Insurance – (3.35%)
Multi-line Insurance – (1.94%)
Fairfax Financial Holdings Ltd. (Canada)	56,333	31,468,177
Loews Corp.	1,479,197	60,395,613
		91,863,790
Property & Casualty Insurance – (1.41%)
ACE Ltd.	461,488	51,451,297
Markel Corp. *	20,255	15,575,285
		67,026,582
		158,890,372
	Total Financials	1,609,332,033
HEALTH CARE – (10.58%)
Health Care Equipment & Services – (8.89%)
Express Scripts Holding Co. *	1,779,397	154,398,278
Laboratory Corp. of America Holdings *	606,329	76,452,024
Quest Diagnostics Inc.	811,150	62,336,877
UnitedHealth Group Inc.	1,091,430	129,105,255
		422,292,434
Pharmaceuticals, Biotechnology & Life Sciences – (1.69%)
Agilent Technologies, Inc.	494,288	20,537,666
Valeant Pharmaceuticals International, Inc. (Canada)*	301,043	59,793,161
		80,330,827
	Total Health Care	502,623,261
INDUSTRIALS – (3.54%)
Capital Goods – (1.60%)
Orascom Construction Ltd. (United Arab Emirates)*	905,855	12,047,871
PACCAR Inc.	628,148	39,661,265
Schneider Electric SE (France)	311,766	24,253,637
		75,962,773
Commercial & Professional Services – (0.24%)
Experian PLC (United Kingdom)	689,210	11,419,919
Transportation – (1.70%)
Kuehne & Nagel International AG (Switzerland)	507,290	75,430,546
Wesco Aircraft Holdings, Inc. *	358,380	5,490,382
		80,920,928
	Total Industrials	168,303,620
INFORMATION TECHNOLOGY – (14.27%)
Semiconductors & Semiconductor Equipment – (3.02%)
Texas Instruments Inc.	2,506,997	143,362,623
Software & Services – (11.06%)
ASAC II L.P., Private Placement *(a)	69,800,000	105,991,300
Google Inc., Class A *	260,806	144,669,088
Google Inc., Class C *	259,945	142,449,860
Microsoft Corp.	998,677	40,601,213
Oracle Corp.	1,022,517	44,121,609

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2015 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
	Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	623,450	$31,920,640
	SouFun Holdings Ltd., Class A, ADR (China)	2,540,831	15,244,986
			524,998,696
Technology Hardware & Equipment – (0.19%)
	Keysight Technologies, Inc. *	247,145	9,181,437
		Total Information Technology	677,542,756
MATERIALS – (6.79%)
	Ecolab Inc.	649,761	74,319,663
	Lafarge S.A. (France)	1,445,229	93,782,871
	OCI N.V. (Netherlands)*	1,798,187	55,762,173
	Praxair, Inc.	815,070	98,411,552
		Total Materials	322,276,259
	TOTAL COMMON STOCK – (Identified cost $2,742,458,135)		4,632,569,740
SHORT-TERM INVESTMENTS – (2.41%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $49,822,277 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $50,818,440)	$49,822,000	49,822,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $42,864,155 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.45%-8.50%, 11/15/22-03/20/64, total market value $43,721,280)	42,864,000	42,864,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $21,432,179 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.959%-6.00%, 11/01/18-03/01/45, total market value $21,860,640)	21,432,000	21,432,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $114,118,000)		114,118,000
	Total Investments – (99.97%) – (Identified cost $2,856,576,135) – (b)		4,746,687,740
	Other Assets Less Liabilities – (0.03%)		1,601,512
		Net Assets – (100.00%)	$4,748,289,252

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $105,991,300 or 2.23% of the Fund's net assets as of March 31, 2015.

(b)	Aggregate cost for federal income tax purposes is $2,856,511,128. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$2,069,310,532
	Unrealized depreciation		(179,133,920)
		Net unrealized appreciation	$1,890,176,612

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (96.55%)
CONSUMER DISCRETIONARY – (20.01%)
Consumer Durables & Apparel – (7.57%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	39,920	$3,216,440
Hermes International (France)	6,490	2,291,698
Hunter Douglas N.V. (Netherlands)	32,243	1,324,367
		6,832,505
Consumer Services – (2.59%)
Xiabu Xiabu Catering Management Co., Ltd. (China)*	4,244,600	2,343,313
Media – (1.97%)
Grupo Televisa S.A.B., ADR (Mexico)*	53,910	1,779,569
Retailing – (7.88%)
Baoxin Auto Group Ltd. (China)	2,161,500	1,170,993
Ctrip.com International, Ltd., ADR (China)*	17,920	1,050,471
JD.com Inc., Class A, ADR (China)*	93,010	2,732,634
Jumei International Holding Ltd., Class A, ADR (China)*	6,700	105,994
Vipshop Holdings Ltd., ADS (China)*	69,880	2,057,267
		7,117,359
	Total Consumer Discretionary	18,072,746
CONSUMER STAPLES – (20.61%)
Food & Staples Retailing – (0.09%)
Brasil Pharma S.A. (Brazil)*	386,080	82,259
Food, Beverage & Tobacco – (15.22%)
Diageo PLC (United Kingdom)	104,806	2,890,950
Heineken Holding N.V. (Netherlands)	50,955	3,511,999
Lindt & Spruengli AG - Participation Certificate (Switzerland)	695	3,729,600
Nestle S.A. (Switzerland)	19,620	1,481,898
United Spirits Ltd. (India)*	36,520	2,134,988
		13,749,435
Household & Personal Products – (5.30%)
Dabur India Ltd. (India)	472,000	2,003,207
L'Oréal S.A. (France)	9,070	1,671,095
Marico Ltd. (India)	177,000	1,109,268
		4,783,570
	Total Consumer Staples	18,615,264
ENERGY – (3.49%)
Canadian Natural Resources Ltd. (Canada)	20,570	631,705
Encana Corp. (Canada)	226,100	2,521,015
	Total Energy	3,152,720
FINANCIALS – (3.96%)
Diversified Financials – (3.96%)
Capital Markets – (0.53%)
CETIP S.A. - Mercados Organizados (Brazil)	47,690	475,921
Diversified Financial Services – (3.43%)
BM&FBOVESPA S.A. (Brazil)	479,520	1,676,754
Groupe Bruxelles Lambert S.A. (Belgium)	11,080	919,147
Pargesa Holding S.A., Bearer Shares (Switzerland)	7,090	498,664
		3,094,565
		3,570,486
	Total Financials	3,570,486

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (6.79%)
Health Care Equipment & Services – (3.70%)
Diagnosticos da America S.A. (Brazil)	198,350	$558,715
Essilor International S.A. (France)	24,215	2,780,771
		3,339,486
Pharmaceuticals, Biotechnology & Life Sciences – (3.09%)
Roche Holding AG - Genusschein (Switzerland)	4,165	1,149,040
Valeant Pharmaceuticals International, Inc. (Canada)*	8,270	1,642,587
		2,791,627
	Total Health Care	6,131,113
INDUSTRIALS – (22.16%)
Capital Goods – (11.52%)
Assa Abloy AB, Class B (Sweden)	48,076	2,869,326
Brenntag AG (Germany)	13,150	788,421
Havells India Ltd. (India)	252,000	1,228,163
IMI PLC (United Kingdom)	23,700	448,246
Meggitt PLC (United Kingdom)	193,000	1,570,335
Schneider Electric SE (France)	44,970	3,498,412
		10,402,903
Commercial & Professional Services – (3.03%)
Experian PLC (United Kingdom)	165,253	2,738,173
Transportation – (7.61%)
CAR Inc. (China)*	1,623,800	3,078,929
Kuehne & Nagel International AG (Switzerland)	25,517	3,794,203
		6,873,132
	Total Industrials	20,014,208
INFORMATION TECHNOLOGY – (13.41%)
Software & Services – (13.41%)
58.com Inc., Class A, ADR (China)*	3,180	168,158
Alibaba Group Holding Ltd., ADR (China)*	12,520	1,042,165
NetEase, Inc., ADR (China)	24,820	2,613,546
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	57,900	2,964,480
SouFun Holdings Ltd., Class A, ADR (China)	457,590	2,745,540
Youku Tudou Inc., Class A, ADR (China)*	90,920	1,136,500
YY Inc., Class A, ADR (China)*	26,330	1,436,433
		12,106,822
	Total Information Technology	12,106,822
MATERIALS – (6.12%)
Air Liquide S.A. (France)	6,170	794,789
Anhui Conch Cement Co. Ltd. - H (China)	404,000	1,529,464
Lafarge S.A. (France)	36,350	2,358,801
Linde AG (Germany)	4,150	846,273
	Total Materials	5,529,327
TOTAL COMMON STOCK – (Identified cost $78,595,791)		87,192,686

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2015 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (1.64%)
INFORMATION TECHNOLOGY – (1.64%)
Software & Services – (1.64%)
	DianPing Holdings Ltd., Series F, Private Placement (China)*(a)	720,160	$1,483,674
	TOTAL PREFERRED STOCK – (Identified cost $1,907,704)		1,483,674
SHORT-TERM INVESTMENTS – (1.72%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $677,004 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $690,540)	$677,000	677,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $582,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.456%-5.50%, 09/15/37-03/20/64, total market value $593,640)	582,000	582,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $291,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.73%-6.50%, 08/01/18- 10/20/41, total market value $296,820)	291,000	291,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,550,000)		1,550,000
		Total Investments – (99.91%) – (Identified cost $82,053,495) – (b)	90,226,360
		Other Assets Less Liabilities – (0.09%)	82,472
		Net Assets – (100.00%)	$90,308,832

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $1,483,674 or 1.64% of the Fund's net assets as of March 31, 2015.

(b)	Aggregate cost for federal income tax purposes is $82,752,458. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$15,797,339
		Unrealized depreciation	(8,323,437)
		Net unrealized appreciation	$7,473,902

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2015 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing securities by adjusting the value based on changes in an appropriate securities index and applying liquidity discounts. The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2015 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2015 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$819,410,605	$18,072,746
Consumer Staples	256,816,138	18,615,264
Energy	276,265,068	3,152,720
Financials	1,609,332,033	3,570,486
Health Care	502,623,261	6,131,113
Industrials	168,303,620	20,014,208
Information Technology	571,551,456	12,106,822
Materials	322,276,259	5,529,327
Total Level 1	4,526,578,440	87,192,686

Level 2 – Other Significant Observable Inputs:
Short-term securities	114,118,000	1,550,000
Total Level 2	114,118,000	1,550,000

Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	105,991,300	1,483,674
Total Level 3	105,991,300	1,483,674
Total Investments	$4,746,687,740	$90,226,360

Level 2 to Level 1 Transfers*:
Consumer Discretionary	$60,933,216	$6,832,505
Consumer Staples	148,416,920	15,502,789
Financials	99,316,764	3,570,486
Health Care	–	4,488,526
Industrials	111,104,102	18,786,045
Materials	149,545,044	4,683,054
Total	$569,316,046	$53,863,405

*Application of fair value procedures for securities traded on foreign exchanges triggered the majority of transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2015.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2015 (Unaudited)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2015:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$90,781,880	$–
Cost of purchases	–	1,907,704
Change in unrealized appreciation (depreciation)	15,209,420	(424,030)
Ending balance	$105,991,300	$1,483,674

Change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2015.	$15,209,420	$(424,030)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the three months ended March 31, 2015. The cost of purchases may include securities received or delivered through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	March 31, 2015	Technique	Input	Amount
Selected American Shares	Equity securities	$105,991,300	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	10.25%

Selected International Fund	Equity securities	1,483,674	Index-based value adjustment with liquidity discount	Discount rate	20.00%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment.  An increase in the discount rate would result in a decrease in the fair value of the investment.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 29, 2015

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 29, 2015